Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Current Income Tax Expenses and Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Text Block [Abstract]
Earnings before taxes	€ (43.6)	€ (27.6)	€ (39.5)
Expected income tax rate (of the parent company)	30.20%	33.00%	33.00%
Income tax benefits based on the expected income tax rate	€ 13.2	€ 9.1	€ 13.0
Differences between the company's domestic and foreign tax rates	0.1	(0.9)	(1.0)
Tax rate changes	0.0	0.0	0.0
Non-deductible operating expenses	(0.5)	(0.4)	(0.5)
Non-recognition of deferred tax assets from temporary differences and tax loss carryforwards	(14.2)	(5.5)	(7.1)
Other	(0.2)	(0.4)	(0.8)
Total	€ (1.6)	€ 1.9	€ 3.6
Effective tax rate	(3.70%)	6.90%	9.10%